Employee Retirement Plan (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Vicarious Surgical US Inc. [Member]
Employee Retirement Plan (Details) [Line Items]
Funded matching contribution	$ 93	$ 55	$ 168	$ 109	$ 223	$ 157